Non-current assets - Allowances and other information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (Note 12)	€ 146		€ 259		€ 306
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	48.00%	49.00%	49.00%	50.00%	50.00%
Impairment (Note 12)	€ 279	$ 320		$ 347
Recoveries	€ 133	$ 61		$ 41